Cover	May 12, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 12, 2020
Entity File Number	001-31337
Entity Registrant Name	CANTEL MEDICAL CORP
Entity Central Index Key	0000019446
Entity Tax Identification Number	22-1760285
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	150 Clove Road
Entity Address, City or Town	Little Falls
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07424
City Area Code	973
Local Phone Number	890-7220
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	CMD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false